Cost and Expenses by Nature - Summary of Cost of Sales (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Cost of merchandise and logistic costs	$ 3,038,373	$ 2,357,485
Depreciation of right-of-use asset	796,182	598,031	$ 484,916
Cost of sales	48,062,913	37,038,542	27,655,643
Cost of Sales
Disclosure of attribution of expenses by nature to their function [line items]
Cost of merchandise and logistic costs	47,815,263	36,854,490	27,537,825
Depreciation of properties, furniture, equipment, and leasehold improvements	124,490	94,121	50,883
Depreciation of right-of-use asset	123,160	89,931	66,935
Cost of sales	$ 48,062,913	$ 37,038,542	$ 27,655,643